INCOME TAX - Deferred tax assets and liabilities - Statement of financial position (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred tax asset, balances on statement of financial position	$ 1,366,820	$ 1,628,201
Deferred tax liability, balances on statement of financial position	(5,958,848)	(5,616,464)
Net	$ (4,592,028)	$ (3,988,263)	$ (4,265,728)	$ (3,211,452)